[LOGO] FIRST INVESTORS

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   Single State Insured
   Tax Free
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        ARIZONA FUND

        CALIFORNIA FUND

        COLORADO FUND

        OREGON FUND






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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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THE DATE OF THIS

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                               P R O S P E C T U S
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                                                                  IS MAY 1, 2003

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CONTENTS
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OVERVIEW OF THE FUNDS
What are the Single State Insured Tax Free Funds?..............................3
    Objectives.................................................................3
    Principal Investment Strategies............................................3
    Principal Risks............................................................3
Who should consider buying a Single State Insured Tax Free Fund?...............5
How have the Single State Insured Tax Free Funds performed?....................6
    Arizona ...................................................................7
    California ................................................................8
    Colorado ..................................................................9
    Oregon ...................................................................10
What are the fees and expenses of the Single State Insured Tax Free Funds?....11

THE FUNDS IN DETAIL
What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies and principal risks?..............14
Who manages the Single State Insured Tax Free Funds?..........................17

BUYING AND SELLING SHARES
How and when do the Funds price their shares?.................................18
How do I buy shares?..........................................................18
Which class of shares is best for me?.........................................19
How do I sell shares?.........................................................21
Can I exchange my shares for the shares of other First Investors Funds?.......21

ACCOUNT POLICIES
What about dividends and capital gain distributions?..........................22
What about taxes?.............................................................22
How do I obtain a complete explanation of all account privileges and policies?...............................................................23

FINANCIAL HIGHLIGHTS .........................................................23
    Arizona ..................................................................24
    California ...............................................................26
    Colorado .................................................................28
    Oregon ...................................................................30

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OVERVIEW OF THE FUNDS
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WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The Arizona, California, Colorado and Oregon Funds of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the federal AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Arizona Fund generally invests in Arizona municipal securities, the California Fund generally invests in California municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the federal AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o   Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?


The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

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                                    ARIZONA
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                           [BAR CHART GRAPHIC OMITTED]


14.87%  -5.63%  18.41%  3.69%  9.28%   6.17%   -1.88%  10.89%  4.56%   10.12%

1993    1994    1995    1996   1997    1998    1999    2000    2001    2002

During the periods shown, the highest quarterly return was 8.03% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.24% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

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                                                        CLASS A     CLASS B
                                    (1 YEAR)  5 YEARS (10 YEARS)(LIFE OF CLASS*)
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CLASS A SHARES

Return Before Taxes                  3.81%    4.63%      6.19%         N/A
Return After Taxes on Distributions  3.63%    4.59%      6.16%         N/A
Return After Taxes on Distributions  4.10%    4.62%      5.99%         N/A
and Sale of Fund Shares
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CLASS B SHARES

Return Before Taxes                  5.34%    4.73%       N/A         6.55%
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INDEX

Lehman Brothers Municipal Bond       9.60%    6.06%      6.70%        7.60%
Index (reflects no deduction for
fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                   CALIFORNIA
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                           [BAR CHART GRAPHIC OMITTED]


13.21%  -6.10%  18.16%  3.91%  9.66%   6.31%   -2.88%  13.56%  3.78%   10.53%
1993    1994    1995    1996   1997    1998    1999    2000    2001    2002

During the periods shown, the highest quarterly return was 7.28% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.57% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)
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                                                        CLASS A     CLASS B
                                    (1 YEAR)  5 YEARS (10 YEARS)(LIFE OF CLASS*)
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CLASS A SHARES
Return Before Taxes                  4.21%    4.86%      6.14%        N/A
Return After Taxes on Distributions  4.02%    4.65%      5.89%        N/A
Return After Taxes on Distributions  4.33%    4.72%      5.81%        N/A
and Sale of Fund Shares
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CLASS B SHARES
Return Before Taxes                  5.67%    4.95%       N/A        6.74%
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INDEX
Lehman Brothers Municipal Bond       9.60%    6.06%      6.70%       7.60%
Index (reflects no deduction for
fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                    COLORADO
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                           [BAR CHART GRAPHIC OMITTED]


14.14%  -5.77%  18.25%  4.57%  9.37%   6.27%   -2.15%  11.71%  5.24%   10.76%
1993    1994    1995    1996   1997    1998    1999    2000    2001    2002

During the periods shown, the highest quarterly return was 7.79% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.51% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)
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                                                       CLASS A     CLASS B
                                    (1 YEAR)  5 YEARS (10 YEARS)(LIFE OF CLASS*)
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CLASS A SHARES
Return Before Taxes                  4.43%    5.00%     6.38%         N/A
Return After Taxes on Distributions  4.30%    4.97%     6.37%         N/A
Return After Taxes on Distributions  4.47%    4.93%     6.16%         N/A
and Sale of Fund Shares
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CLASS B SHARES
Return Before Taxes                  5.89%    5.11%      N/A         6.91%
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INDEX
Lehman Brothers Municipal Bond       9.60%    6.06%     6.70%        7.60%
Index (reflects no deduction for
fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                     OREGON
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                           [BAR CHART GRAPHIC OMITTED]


13.13%  -6.65%  17.99%  3.68%  9.97%   6.29%   -1.95%  11.04%  4.05%   10.04%
1993    1994    1995    1996   1997    1998    1999    2000    2001    2002

During the periods shown, the highest quarterly return was 7.62% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.85% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

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                                                       CLASS A     CLASS B
                                    (1 YEAR)  5 YEARS (10 YEARS)(LIFE OF CLASS*)
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CLASS A SHARES
Return Before Taxes                   3.69%   4.54%      5.90%        N/A
Return After Taxes on  Distributions  3.69%   4.54%      5.90%        N/A
Return After Taxes on Distributions   3.86%   4.51%      5.72%        N/A
and Sale of Fund Shares
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CLASS B SHARES
Return Before Taxes                   5.16%   4.64%       N/A        6.55%
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INDEX
Lehman Brothers Municipal Bond        9.60%   6.06%      6.70%       7.60%
Index (reflects no deduction for
fees, expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

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Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     5.75%                None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None*                4.00%**
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*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

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                                             Total
                       Distribution          Annual     Fee Waiver
                       and Service            Fund        and/or
            Management  (12b-1)     Other   Operating    Expense         Net
                Fees     Fees     Expenses  Expenses    Assumptions   Expenses
                (1)                  (2)       (3)      (1),(2),(3)      (3)
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ARIZONA FUND
Class A Shares   0.75%  0.25%       0.17%    1.17%         0.42%        0.75%
Class B
Shares           0.75%  1.00%       0.17%    1.92%         0.42%        1.50%

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CALIFORNIA FUND
Class A Shares   0.75%  0.25%       0.16%    1.16%         0.41%        0.75%
Class B Shares   0.75%  1.00%       0.16%    1.91%         0.41%        1.50%

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COLORADO FUND
Class A Shares   0.75%  0.25%       0.27%    1.27%         0.67%        0.60%
Class B Shares   0.75%  1.00%       0.27%    2.02%         0.67%        1.35%

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OREGON FUND
Class A Shares   0.75%  0.25%       0.21%    1.21%         0.46%        0.75%
Class B Shares   0.75%  1.00%       0.21%    1.96%         0.46%        1.50%

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   (1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF: 0.40% FOR ARIZONA FUND; 0.40% FOR CALIFORNIA FUND; 0.25% FOR COLORADO FUND; AND 0.40% FOR OREGON FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003 IN EXCESS OF: 0.40% FOR ARIZONA FUND; 0.40% FOR CALIFORNIA FUND; 0.25% FOR COLORADO FUND; AND 0.40% FOR OREGON FUND.

(2) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER ASSUMED OTHER EXPENSES IN EXCESS OF: 0.10% FOR ARIZONA FUND; 0.10% FOR CALIFORNIA FUND; 0.10% FOR COLORADO FUND; AND 0.10% FOR OREGON FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003 IN EXCESS OF: 0.10% FOR ARIZONA FUND; 0.10% FOR CALIFORNIA FUND; 0.10% FOR COLORADO FUND; AND 0.10% FOR OREGON FUND.

(3) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                        One     Three    Five      Ten
                        Year    Years    Years    Years
IF YOU REDEEM
YOUR SHARES:
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ARIZONA FUND
Class A shares          $647    $886    $1,143    $1,878
Class B shares          $553    $862    $1,198    $2,014*

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CALIFORNIA FUND
Class A shares          $647    $884    $1,139    $1,869
Class B shares          $553    $860    $1,194    $2,004*

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COLORADO FUND
Class A shares          $633    $892    $1,171    $1,965
Class B shares          $537    $869    $1,226    $2,100*

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OREGON FUND
Class A shares          $647    $894    $1,160    $1,918
Class B shares          $553    $871    $1,215    $2,053*

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                        One     Three    Five      Ten
                        Year    Years    Years    Years
If you do not redeem
your shares:
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Arizona Fund
Class A shares          $647    $886    $1,143    $1,878
Class B shares          $153    $562      $998    $2,014*

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California Fund
Class A shares          $647    $884    $1,139    $1,869
Class B shares          $153    $560      $994    $2,004*

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Colorado Fund
Class A shares          $663    $892    $1,171    $1,965
Class B shares          $137    $569    $1,026    $2,100*

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Oregon Fund
Class A shares          $647    $894    $1,160    $1,918
Class B shares          $153    $571    $1,015    $2,053*

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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

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THE FUNDS IN DETAIL
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WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:
Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:
Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Arizona Fund generally invests in Arizona securities, the California Fund generally invests in California securities, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price, but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields, received by the Funds on some of their investments, will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. As a result of the downturn in the economy, declining tax revenues and other factors, many states and municipalities are now facing financial difficulties that could affect their ability to repay their debts. Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the Insurance directly or indirectly.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.2 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2002, FIMCO received advisory fees, net of waiver (if any), as follows: 0.40% of average daily net assets for Arizona Fund; 0.40% of average daily net assets for California Fund; 0.25% of average daily net assets for Colorado Fund; and 0.40% of average daily net assets for Oregon Fund.

Clark D. Wagner serves as Portfolio Manager of each of the Funds. Mr. Wagner is FIMCO's Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001. He also serves as Portfolio Manager of certain other First Investors Funds.

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BUYING AND SELLING SHARES
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HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.


HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                 CLASS A SHARES*

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                    SALES CHARGE AS A           SALES CHARGE AS A
                      PERCENTAGE OF             PERCENTAGE OF NET
YOUR INVESTMENT       OFFERING PRICE            AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000         5.75%                     6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999        4.50                      4.71
--------------------------------------------------------------------------------
$250,000 - $499,999        3.50                      3.63
--------------------------------------------------------------------------------
$500,000 - $999,999        2.50                      2.56
--------------------------------------------------------------------------------
$1,000,000 or more          0*                        0*
--------------------------------------------------------------------------------
*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                       CDSC AS A PERCENTAGE OF PURCHASE
                                     PRICE
YEAR OF REDEMPTION           OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year             4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year             3
--------------------------------------------------------------------------------
In the 5th year                        2
--------------------------------------------------------------------------------
In the 6th year                        1
--------------------------------------------------------------------------------
Within the 7th year and 8th year       0
--------------------------------------------------------------------------------

*THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).


WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. Distributions of long-term capital gains (if any) by a Fund, are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.


-------------------------------------------------------------------------------------------------------
ARIZONA FUND
-------------------------------------------------------------------------------------------------------

PER SHARE DATA


        NET ASSET    INCOME FROM                              LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                    FROM
        BEGINNING
        OF PERIOD    Net         Net Realized    Total from   Net         Net Realized    Total
                     Investment  and             Investment   Investment  Gains           Distributions
                     Income      Unrealized      Operations   Income
                                 Gain (Loss)
                                 on Investments

CLASS A

1998    $13.46       $.657       $.155            $.812       $.652       $--             $.652

1999     13.62        .707       (.955)           (.248)       .662        --              .662

2000     12.71        .644        .698            1.342        .692        --              .692

2001     13.36        .616       (.012)            .604        .614        --              .614

2002     13.35        .574        .752            1.326        .571       .125             .696

CLASS B

1998     13.45        .549        .155             .704        .544        --              .544

1999     13.61        .603       (.948)           (.345)       .555        --              .555

2000     12.71        .541        .690            1.231        .591        --              .591

2001     13.35        .514       (.009)            .505        .515        --              .515

2002     13.34        .470        .758            1.228        .463       .125             .588
-------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


-------------------------------------------------------------------------------------------------------
           TOTAL       RATIOS/SUPPLEMENTAL DATA
           RETURN


Net        Total       Net           Ratio to Average                Ratio to Average        Portfolio
Asset      Return**    Assets at     Net Assets++                    Net Assets              Turnover
Value at   (%)         End of                                        Before Expenses         Rate(%)
end of                 Period        Expenses    Net                 Waived or Assumed
Period                 (in           (%)         Investment
                       Thou-                     Income (%)          Expenses    Net
                       sands)                                        (%)         Investment
                                                                                 Income(%)

 CLASS A

$13.62     6.17        $10,873       .50         4.88                1.13        4.25        50
 12.71    (1.88)        11,746       .50         5.37                1.15        4.72        62
 13.36    10.89         14,785       .60         5.01                1.12        4.49        42
 13.35     4.56         16,652       .65         4.55                1.20        4.00        36
 13.98    10.12         20,148       .75         4.19                1.17        3.77        28

 CLASS B

 13.61     5.33            489      1.30         4.08                1.93        3.45        50
 12.71    (2.60)           508      1.30         4.57                1.95        3.92        62
 13.35     9.94            823      1.40         4.21                1.92        3.69        42
 13.34     3.80          1,485      1.40         3.80                1.95        3.25        36
 13.98     9.34          2,111      1.50         3.44                1.92        3.02        28
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                           ARIZONA FUND
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
-------------------------------------------------------------------------------------------------------

PER SHARE DATA


        NET ASSET    INCOME FROM                              LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                    FROM
        BEGINNING
        OF PERIOD    Net         Net Realized    Total from   Net         Net Realized    Total
                     Investment  and             Investment   Investment  Gains           Distributions
                     Income      Unrealized      Operations   Income
                                 Gain (Loss)
                                 on Investments

CLASS A

1998     $12.12      $.558       $.190           $.748        $.554       $.114           $.668
1999      12.20       .609       (.952)          (.343)        .558        .019            .577
2000      11.28       .571        .916           1.487         .600        .157            .757
2001      12.01       .544       (.095)           .449         .571        .028            .599
2002      11.86       .507        .719           1.226         .505        .111            .616

CLASS B

1998      12.12       .458        .184            .642         .458        .114            .572
1999      12.19       .511       (.949)          (.438)        .463        .019            .482
2000      11.27       .469        .933           1.402         .505        .157            .662
2001      12.01       .456       (.097)           .359         .481        .028            .509
2002      11.86       .413        .717           1.130         .409        .111            .520
-------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


-------------------------------------------------------------------------------------------------------
           TOTAL       RATIOS/SUPPLEMENTAL DATA
           RETURN


Net        Total       Net           Ratio to Average                Ratio to Average        Portfolio
Asset      Return**    Assets at     Net Assets++                    Net Assets              Turnover
Value at   (%)         End of                                        Before Expenses         Rate(%)
end of                 Period        Expenses    Net                 Waived or Assumed
Period                 (in           (%)         Investment
                       Thou-                     Income (%)          Expenses    Net
                       sands)                                        (%)         Investment
                                                                                 Income(%)
CLASS A

$12.20      6.31       $14,614       .80          4.59                1.17       4.22        79
 11.28     (2.88)       13,383       .80          5.15                1.17       4.79        49
 12.01     13.56        14,765       .70          4.94                1.08       4.56        50
 11.86      3.78        17,449       .65          4.52                1.14       4.03        36
 12.47     10.53        23,240       .75          4.14                1.16       3.73        51

 CLASS B

 12.19      5.40           479      1.60          3.79                1.97       3.42        79
 11.27     (3.67)          483      1.60          4.35                1.97       3.99        49
 12.01     12.74           692      1.50          4.14                1.88       3.76        50
 11.86      3.01         1,046      1.40          3.77                1.89       3.28        36
 12.47      9.67         2,523      1.50          3.39                1.91       2.98        51

-------------------------------------------------------------------------------------------------------
                                                                                         CALIFORNIA FUND
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------------------------------------------------------------------------------------------------

PER SHARE DATA


        NET ASSET    INCOME FROM                              LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                    FROM
        BEGINNING
        OF PERIOD    Net         Net Realized    Total from   Net         Net Realized    Total
                     Investment  and             Investment   Investment  Gains           Distributions
                     Income      Unrealized      Operations   Income
                                 Gain (Loss)
                                 on Investments

CLASS A

1998     $12.99      $.644       $.152           $.796        $.636       $--             $.636
1999      13.15       .634       (.907)          (.273)        .637        --              .637
2000      12.24       .640        .752           1.392         .642        --              .642
2001      12.99       .619        .055            .674         .620       .014             .634
2002      13.03       .575        .801           1.376         .574       .082             .656

CLASS B

1998      12.98       .538        .160            .698         .528        --              .528
1999      13.15       .534       (.914)          (.380)        .530        --              .530
2000      12.24       .740       1.286             --          .546        --              .546
2001      12.98       .544        .071            .615         .551       .014             .565
2002      13.03       .471        .797           1.268         .476       .082             .558
-------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


-------------------------------------------------------------------------------------------------------

Net        Total       Net           Ratio to Average                Ratio to Average        Portfolio
Asset      Return**    Assets at     Net Assets++                    Net Assets              Turnover
Value at   (%)         End of                                        Before Expenses         Rate(%)
end of                 Period        Expenses    Net                 Waived or Assumed
Period                 (in           (%)         Investment
                       Thou-                     Income (%)          Expenses    Net
                       sands)                                        (%)         Investment
                                                                                 Income(%)


 CLASS A

$13.15       6.27      $3,571        .40         4.96                1.26       4.10          25
 12.24      (2.15)      4,068        .47         4.99                1.28       4.18          40
 12.99      11.71       5,139        .50         5.14                1.29       4.35          46
 13.03       5.24       7,268        .50         4.70                1.15       4.05          61
 13.75      10.76      10,027        .60         4.28                1.27       3.61          32

 CLASS B

 13.15       5.48         374       1.20         4.16                2.06       3.30          25
 12.24      (2.96)        372       1.27         4.19                2.08       3.38          40
 12.98      10.78         297       1.30         4.34                2.09       3.55          46
 13.03       4.56         419       1.25         3.95                1.90       3.30          61
 13.74       9.89       1,337       1.35         3.53                2.02       2.86          32
-------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                                                                                          COLORADO FUND
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
OREGON FUND
-------------------------------------------------------------------------------------------------------


PER SHARE DATA

        NET ASSET    INCOME FROM                              LESS DISTRIBUTIONS
        VALUE AT     INVESTMENT OPERATIONS                    FROM
        BEGINNING
        OF PERIOD    Net         Net Realized    Total from   Net         Net Realized    Total
                     Investment  and             Investment   Investment  Gains           Distributions
                     Income      Unrealized      Operations   Income
                                 Gain (Loss)
                                 on Investments

CLASS A

1998    $12.58       $.582       $.191           $.773        $.583       $--             $.583
1999     12.77        .585       (.828)         (.243)         .577        --              .577
2000     11.95        .593        .689           1.282         .602        --              .602
2001     12.63        .573       (.067)           .506         .566        --              .566
2002     12.57        .533        .707           1.240         .540        --              .540

CLASS B

1998     12.56        .480        .204            .684         .484        --              .484
1999     12.76        .489       (.846)          (.357)        .473        --              .473
2000     11.93        .497        .688           1.185         .505        --              .505
2001     12.61        .477       (.057)           .420         .470        --              .470
2002     12.56        .434        .700           1.134         .444        --              .444

-------------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


-------------------------------------------------------------------------------------------------------

Net        Total       Net           Ratio to Average                Ratio to Average        Portfolio
Asset      Return**    Assets at     Net Assets++                    Net Assets              Turnover
Value at   (%)         End of                                        Before Expenses         Rate(%)
end of                 Period        Expenses    Net                 Waived or Assumed
Period                 (in           (%)         Investment
                       Thou-                     Income (%)          Expenses    Net
                       sands)                                        (%)         Investment
                                                                                 Income(%)

 CLASS A

$12.77      6.29       $13,038       .50         4.62                1.20        3.92        27
 11.95     (1.95)       12,389       .50         4.72                1.21        4.01        33
 12.63     11.04        15,145       .60         4.89                1.22        4.27        37
 12.57      4.05        17,341       .65         4.50                1.20        3.95        37
 13.27     10.04        22,578       .75         4.12                1.21        3.66        32

 CLASS B

 12.76      5.55         1,040      1.30         3.82                2.00        3.12        27
 11.93     (2.85)        1,096      1.30         3.92                2.01        3.21        33
 12.61     10.18         1,226      1.40         4.09                2.02        3.47        37
 12.56      3.35         1,584      1.40         3.75                1.95        3.20        37
 13.25      9.16         3,155      1.50         3.37                1.96        2.91        32
-------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                                                             OREGON FUND
-------------------------------------------------------------------------------------------------------

  SINGLE STATE INSURED TAX FREE

     Arizona Fund

     California Fund

     Colorado Fund

     Oregon Fund


For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include the holdings of each of the Funds as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.:  811-4623)

[LOGO] FIRST INVESTORS


   Single State Insured
   Tax Free

      CONNECTICUT FUND

      FLORIDA FUND

      MASSACHUSETTS FUND

      NEW JERSEY FUND

      NEW YORK FUND

 ------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


  THE DATE OF THIS

            -------------------------------------------------------
                               P R O S P E C T U S

            -------------------------------------------------------
                                                                 IS MAY 1, 2003

-------------------------------------------------------
CONTENTS
-------------------------------------------------------
OVERVIEW OF THE FUNDS
What are the Single State Insured Tax Free Funds?.... 3
    Objectives....................................... 3
    Principal Investment Strategies.................. 3
    Principal Risks.................................. 3
Who should consider buying a Single State Insured Tax
Free Fund?........................................... 5
How have the Single State Insured Tax Free Funds
performed?........................................... 6
    Connecticut.......................................7
    Florida ..........................................8
    Massachusetts ....................................9
    New Jersey.......................................10
    New York.........................................11
What are the fees and expenses of the Single State
Insured Tax Free Fund?.............................. 12

The FUNDS IN DETAIL
What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies and
principal risks?.................................... 16
Who manages the Single State Insured Tax Free Funds? 19

BUYING AND SELLING SHARES
How and when do the Funds price their shares?....... 20
How do I buy shares?................................ 20
Which class of shares is best for me?............... 21
How do I sell shares?............................... 23
Can I exchange my shares for the shares of other
First Investors Funds?.............................. 23

ACCOUNT POLICIES
What about dividends and capital gain distributions. 24
What about taxes?................................... 24
How do I obtain a complete explanation of all account
privileges and policies?............................ 25

FINANCIAL HIGHLIGHTS ............................... 25
    Connecticut......................................26
    Florida .........................................28
    Massachusetts ...................................30
    New Jersey.......................................32
    New York.........................................34

-------------------------------------------------------
OVERVIEW OF THE FUNDS
-------------------------------------------------------


WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The New York Insured Tax Free Fund ("New York Fund") and the Connecticut, Florida, Massachusetts, and New Jersey Funds of the Multi-State Insured Tax Free Fund (collectively with the New York Fund, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the federal AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund generally invests in New York municipal securities, the New Jersey Fund generally invests in New Jersey municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax (which may include municipal securities issued by U.S. commonwealths, possessions or territories). The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Who should consider buying a Single State Insured Tax
Free Fund?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the federal AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS
PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

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                                  CONNECTICUT
                          [BAR CHART GRAPHIC OMITTED]


 14.10%  -6.75%  17.18%   3.37%   8.77%   6.15%  -1.93%  10.45%  4.26%   9.86%
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  1993    1994    1995    1996    1997    1998    1999    2000    2001   2002



During the periods shown, the highest quarterly return was 7.41% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.33% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

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                                                  CLASS A      CLASS B
                             1 YEAR   5 YEARS   (10 YEARS) (LIFE OF CLASS*)
-----------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes          3.52%     4.43%       5.69%        N/A
Return After Taxes on        3.32%     4.38%       5.66%        N/A
Distributions
Return After Taxes on        3.99%     4.43%       5.53%        N/A
Distributions and Sale
of Fund Shares
-----------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes          5.09%     4.50%       N/A          6.21%
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INDEX

Lehman Brothers              9.60%     6.06%       6.70%        7.60%
Municipal Bond Index
(reflects no
deduction for fees,
expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                    FLORIDA
                          [BAR CHART GRAPHIC OMITTED]


 14.19%  -5.39%  18.77%   3.34%   9.18%   6.09%  -2.93%  11.61%  4.25%  10.48%
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  1993    1994    1995    1996    1997    1998    1999    2000    2001   2002



During the periods shown, the highest quarterly return was 7.39% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.76% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

-----------------------------------------------------------------------------
                                                  CLASS A      CLASS B
                             1 YEAR   5 YEARS   (10 YEARS) (LIFE OF CLASS*)
-----------------------------------------------------------------------------

CLASS A SHARES

Return Before Taxes          4.09%     4.53%       6.09%        N/A
Return After Taxes on        3.83%     4.34%       5.97%        N/A
Distributions
Return After Taxes on        4.30%     4.46%       5.84%        N/A
Distributions and
Sale of Fund Shares
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CLASS B SHARES

Return Before Taxes          5.72%     4.61%       N/A          6.53%
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INDEX

Lehman Brothers Municipal    9.60%     6.06%       6.70%        7.60%
Bond Index (reflects
no deduction for fees,
expenses or taxes)
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                 MASSACHUSETTS
                          [BAR CHART GRAPHIC OMITTED]


 11.93%  -5.30%  17.07%   2.99%   8.27%   5.33%  -2.39%  11.83%  4.15%  10.26%
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  1993    1994    1995    1996    1997    1998    1999    2000    2001   2002



During the periods shown, the highest quarterly return was 6.54% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.80% (for the quarter ended March 31, 1994).
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AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

-----------------------------------------------------------------------------
                                                  CLASS A      CLASS B
                             1 YEAR   5 YEARS   (10 YEARS) (LIFE OF CLASS*)
-----------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes           3.90%    4.48%      5.59%         N/A
Return After Taxes on         3.65%    4.32%      5.44%         N/A
Distributions
Return After Taxes on         4.24%    4.45%      5.42%         N/A
Distributions and
Sale of Fund Shares
-----------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes           5.49%    4.58%      N/A           6.13%
-----------------------------------------------------------------------------
INDEX

Lehman Brothers               9.60%    6.06%      6.70%         7.60%
Municipal Bond Index
(reflects no
deduction for fees,
expenses or taxes)
-----------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                   NEW JERSEY
                           [BAR CHART GRAPHIC OMITTED]


 13.09%  -5.91%  16.41%   3.09%   8.36%   5.84%  -2.05%  10.41%  4.06%   9.72%
-------------------------------------------------------------------------------
  1993    1994    1995    1996    1997    1998    1999    2000    2001   2002


During the periods shown, the highest quarterly return was 6.78% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.36% (for the quarter ended March 31, 1994).
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                  CLASS A      CLASS B
                             1 YEAR   5 YEARS   (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes           3.41%    4.26%       5.48%        N/A
Return After Taxes on         3.02%    4.11%       5.33%        N/A
Distributions
Return After Taxes on         4.05%    4.27%       5.31%        N/A
Distributions and
Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes           4.88%    4.34%       N/A          5.91%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal     9.60%    6.06%       6.70%        7.60%
Bond Index (reflects no
deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

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                                    NEW YORK
                           [BAR CHART GRAPHIC OMITTED]


  9.82%  -5.03%  15.45%   2.95%   7.82%   5.59%  -3.67%  12.41%  3.14%  10.45%
--------------------------------------------------------------------------------

  1993    1994    1995    1996    1997    1998    1999    2000    2001   2002



During the periods shown, the highest quarterly return was 6.62% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.28% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                  CLASS A      CLASS B
                             1 YEAR   5 YEARS   (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes          4.11%    4.18%       5.08%         N/A
Return After Taxes on        3.55%    4.02%       4.91%         N/A
Distributions
Return After Taxes on        4.61%    4.19%       4.95%         N/A
Distributions and
Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes          5.59%    4.34%       N/A           5.77%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal    9.60%    6.06%       6.70%         7.60%
Bond Index (reflects no
deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

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Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       CLASS A SHARES   CLASS B SHARES

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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       5.75%             None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None*             4.00%**
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*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

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                            DISTRIBUTION          TOTAL
                                AND              ANNUAL    FEE WAIVER
                              SERVICE             FUND       AND/OR
                 MANAGEMENT   (12B-1)   OTHER   OPERATING    EXPENSE      NET
                    FEES        FEES   EXPENSES  EXPENSES  ASSUMPTIONS  EXPENSES
                    (1)                  (2)       (3)     (1),(2),(3)    (3)
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CONNECTICUT FUND

Class A Shares     0.75%       0.25%   0.20%      1.20%       0.35%     0.85%
Class B Shares     0.75%       1.00%   0.20%      1.95%       0.35%     1.60%

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FLORIDA FUND

Class A Shares     0.75%       0.25%   0.18%      1.18%       0.33%     0.85%
Class B Shares     0.75%       1.00%   0.18%      1.93%       0.33%     1.60%

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MASSACHUSETTS FUND

Class A Shares     0.75%       0.25%   0.18%      1.18%       0.33%     0.85%
Class B Shares     0.75%       1.00%   0.18%      1.93%       0.33%     1.60%

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NEW JERSEY FUND

Class A Shares     0.75%       0.25%   0.16%      1.16%       0.20%     0.96%
Class B Shares     0.75%       1.00%   0.16%      1.91%       0.20%     1.71%

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NEW YORK FUND

Class A Shares     0.75%       0.25%   0.14%      1.14%       0.15%     0.99%
Class B Shares     0.75%       1.00%   0.14%      1.89%       0.15%     1.74%

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 (1)FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF: 0.45% FOR CONNECTICUT FUND; 0.50% FOR FLORIDA FUND; 0.45% FOR MASSACHUSETTS FUND; 0.55% FOR NEW JERSEY FUND; AND 0.60% FOR NEW YORK FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEE ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003 IN EXCESS OF: 0.50% FOR CONNECTICUT FUND; 0.50% FOR FLORIDA FUND; 0.50% FOR MASSACHUSETTS FUND; 0.55% FOR NEW JERSEY FUND; AND 0.60% FOR NEW YORK FUND.

(2) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER ASSUMED OTHER EXPENSES IN EXCESS OF: 0.10% FOR CONNECTICUT FUND; 0.10% FOR FLORIDA FUND; AND 0.10% FOR MASSACHUSETTS FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003 IN EXCESS OF: 0.10% FOR CONNECTICUT FUND; 0.10% FOR FLORIDA FUND; AND 0.10% FOR MASSACHUSETTS FUND.

(3) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                        ONE     THREE    FIVE      TEN
                        YEAR    YEARS    YEARS    YEARS

IF YOU REDEEM
YOUR SHARES:
------------------------------------------------------------
CONNECTICUT FUND

Class A shares          $657    $901    $1,165    $1,917
Class B shares          $563    $878    $1,220    $2,052*

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FLORIDA FUND

Class A shares          $657    $897    $1,157    $1,897
Class B shares          $563    $874    $1,211    $2,032*

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MASSACHUSETTS FUND

Class A shares          $657    $897    $1,157    $1,897
Class B shares          $563    $874    $1,211    $2,032*

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NEW JERSEY FUND

Class A shares          $667    $904    $1,158    $1,886
Class B shares          $574    $881    $1,213    $2,021*

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NEW YORK FUND

Class A shares          $670    $902    $1,153    $1,869
Class B shares          $577    $879    $1,207    $2,004*

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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

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                        ONE     THREE    FIVE      TEN
                        YEAR    YEARS    YEARS    YEARS

IF YOU REDEEM
YOUR SHARES:
------------------------------------------------------------
CONNECTICUT FUND

Class A shares          $657    $901    $1,165    $1,917
Class B shares          $163    $578    $1,020    $2,052*

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FLORIDA FUND

Class A shares          $657    $897    $1,157    $1,897
Class B shares          $163    $574    $1,011    $2,032*

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MASSACHUSETTS FUND

Class A shares          $657    $897    $1,157    $1,897
Class B shares          $163    $574    $1,011    $2,032*

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NEW JERSEY FUND

Class A shares          $667    $904    $1,158    $1,886
Class B shares          $174    $581    $1,013    $2,021*

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NEW YORK FUND

Class A shares          $670    $902    $1,153    $1,869
Class B shares          $177    $579    $1,007    $2,004*

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*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

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THE FUNDS IN DETAIL
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WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies: Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the New York Fund generally invests in New York securities, the New Jersey Fund generally invests in New Jersey securities, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price, but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields, received by the Funds on some of their investments, will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. As a result of the downturn in the economy, declining tax revenues and other factors, many states and municipalities are now facing financial difficulties that could affect their ability to repay their debts. Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of the investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.2 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2002, FIMCO received advisory fees, net of waiver (if any), as follows: 0.45% of average daily net assets for Connecticut Fund; 0.50% of average daily net assets for Florida Fund; 0.45% of average daily net assets for Massachusetts Fund; 0.55% of average daily net assets for New Jersey Fund; and 0.60% of average daily net assets for New York Fund.

Clark D. Wagner serves as Portfolio Manager of each of the Funds. Mr. Wagner is FIMCO's Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001. He also serves as Portfolio Manager of certain other First Investors Funds.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARE?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.


--------------------------------------------------------------------------------
                                 CLASS A SHARES*

CLASS A SHARES OF EACH FUND ARE SOLD AT THE PUBLIC OFFERING PRICE, WHICH INCLUDES A FRONT-END SALES LOAD. THE SALES CHARGE DECLINES WITH THE SIZE OF YOUR PURCHASE, AS ILLUSTRATED BELOW.

                         SALES CHARGE AS A       SALES CHARGE AS A
                           PERCENTAGE OF         PERCENTAGE OF NET
YOUR INVESTMENT            OFFERING PRICE         AMOUNT INVESTED
----------------------------------------------------------------------
Less than $100,000                5.75%              6.10%
----------------------------------------------------------------------
$100,000 - $249,999               4.50               4.71
----------------------------------------------------------------------
$250,000 - $499,999               3.50               3.63
----------------------------------------------------------------------
$500,000 - $999,999               2.50               2.56
----------------------------------------------------------------------
$1,000,000 or more                 0*                 0*
----------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

CLASS B SHARES ARE SOLD AT NET ASSET VALUE WITHOUT ANY INITIAL SALES CHARGE. HOWEVER, YOU MAY PAY A CDSC WHEN YOU SELL YOUR SHARES. THE CDSC DECLINES THE LONGER YOU HOLD YOUR SHARES, AS ILLUSTRATED BELOW. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

                             CDSC AS A PERCENTAGE OF PURCHASE
                                          PRICE
YEAR OF REDEMPTION                 OR NAV AT REDEMPTION
------------------------------------------------------------------
Within the 1st or 2nd year                  4%
------------------------------------------------------------------
Within the 3rd or 4th year                  3
------------------------------------------------------------------
In the 5th year                             2
------------------------------------------------------------------
In the 6th year                             1
------------------------------------------------------------------
Within the 7th year and 8th year            0
------------------------------------------------------------------

*THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. Distributions of long-term capital gains (if any) by a Fund, are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
CONNECTICUT FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

PER SHARE DATA

      NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
      VALUE AT    INVESTMENT OPERATIONS                     FROM
      BEGINNING
      OF PERIOD   Net         Net Realized    Total from    Net     Net Realized  Total
                  Investment  and             Investment    Income  Gains         Distributions
                  Income      Unrealized      Operations
                              Gain (Loss)
                              on Investments

CLASS A
1998    $13.17    $.607         $.186           $.793      $.603     $--          $.603
1999     13.36     .651         (.902)          (.251)      .619      --           .619
2000     12.49     .615          .653           1.268       .648      --           .648
2001     13.11     .604         (.051)           .553       .593      --           .593
2002     13.07     .564          .701           1.265       .577     .138          .715
CLASS B

1998     13.17     .500          .176            .676       .496      --           .496
1999     13.35     .552         (.901)          (.349)      .511      --           .511
2000     12.49     .515          .652           1.167       .547      --           .547
2001     13.11     .505         (.059)           .446       .496      --           .496
2002     13.06     .460          .709           1.169       .481     .138          .619
-------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------

         TOTAL    RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL    NET     RATIO TO AVERAGE      RATIO TO AVERAGE    PORTFOLIO
 ASSET   RETURN** ASSETS  NET ASSETS ++         NET ASSETS          TURNOVER
 VALUE   (%)      AT                            BEFORE EXPENSES     RATE (%)
 AT END           END OF                        WAIVED OR ASSUMED
 OF               PERIOD  Expenses   Net
 PERIOD           (IN     (%)        Investment Expenses  Net
                  THOU-              Income (%) (%)       Investment
                  SANDS)                                  Income (%)

CLASS A

$13.36    6.15   $17,434    .80      4.58        1.16      4.22       25
 12.49   (1.93)   17,903    .80      5.04        1.15      4.69       47
 13.11   10.45    19,952    .80      5.40        1.14      5.06       18
 13.07    4.26    22,552    .80      4.57        1.19      4.18       33
 13.62    9.86    29,865    .80      4.20        1.20      3.80       52

CLASS B

 13.35    5.22     3,484   1.60      3.78        1.96      3.42       25
 12.49   (2.67)    3,205   1.60      4.24        1.95      3.89       47
 13.11    9.58     3,539   1.60      4.60        1.94      4.26       18
 13.06    3.43     3,689   1.55      3.82        1.94      3.43       33
 13.61    9.09     6,048   1.55      3.45        1.95      3.05       52
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                               CONNECTICUT FUND
--------------------------------------------------------------------------------

-------------------------------------------------------
FLORIDA FUND
-------------------------------------------------------

-------------------------------------------------------------------------------------------------

PER SHARE DATA

      NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
      VALUE AT    INVESTMENT OPERATIONS                     FROM
      BEGINNING
      OF PERIOD   Net         Net Realized    Total from    Net     Net Realized  Total
                  Investment  and             Investment    Income  Gains         Distributions
                  Income      Unrealized      Operations
                              Gain (Loss)
                              on Investments

CLASS A
1998    $13.62    $.616         $.195           $.811      $.613     $.068        $.681
1999     13.75     .679        (1.074)          (.395)      .625       --          .625
2000     12.73     .621          .812           1.433       .672      .111         .783
2001     13.38     .592         (.028)           .564       .598      .146         .744
2002     13.20     .563          .796           1.359       .558      .171         .729
CLASS B

1998     13.63     .507          .186            .693       .505      .068         .573
1999     13.75     .572        (1.065)          (.493)      .517       --          .517
2000     12.74     .516          .808           1.324       .573      .111         .684
2001     13.38     .491         (.035)           .456       .500      .146         .646
2002     13.19     .462          .801           1.263       .452      .171         .623
-------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


--------------------------------------------------------------------------------

         TOTAL    RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL    NET     RATIO TO AVERAGE      RATIO TO AVERAGE    PORTFOLIO
 ASSET   RETURN** ASSETS  NET ASSETS ++         NET ASSETS          TURNOVER
 VALUE   (%)      AT                            BEFORE EXPENSES     RATE (%)
 AT END           END OF                        WAIVED OR ASSUMED
 OF               PERIOD  Expenses   Net
 PERIOD           (IN     (%)        Investment Expenses  Net
                  THOU-              Income (%) (%)       Investment
                  SANDS)                                  Income (%)

CLASS A

$13.75    6.09   $25,873     .80     4.50        1.10      4.20       44
 12.73   (2.93)   23,729     .80     5.12        1.12      4.80       68
 13.38   11.61    25,823     .80     4.81        1.12      4.49       59
 13.20    4.25    28,990     .80     4.38        1.17      4.01       73
 13.83   10.48    34,524     .85     4.13        1.18      3.80       42

CLASS B

 13.75    5.19       858    1.60     3.70        1.90      3.40       44
 12.74   (3.65)      789    1.60     4.32        1.92      4.00       68
 13.38   10.67       923    1.60     4.01        1.92      3.69       59
 13.19    3.42     1,356    1.55     3.63        1.92      3.26       73
 13.83    9.72     2,354    1.60     3.38        1.93      3.05       42
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                FLORIDA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

PER SHARE DATA

      NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
      VALUE AT    INVESTMENT OPERATIONS                     FROM
      BEGINNING
      OF PERIOD   Net         Net Realized    Total from    Net     Net Realized  Total
                  Investment  and             Investment    Income  Gains         Distributions
                  Income      Unrealized      Operations
                              Gain (Loss)
                              on Investments

CLASS A
1998    $12.20    $.586         $.049         $.635        $.578     $.237        $.815
1999     12.02     .609         (.887)        (.278)        .572      __           .572
2000     11.17     .559          .721         1.280         .600      __           .600
2001     11.85     .538         (.050)         .488         .540     .028          .568
2002     11.77     .512          .674         1.186         .513     .143          .656

CLASS B

1998     12.19     .488          .061          .549         .482     .237          .719
1999     12.02     .520         (.894)        (.374)        .476      __           .476
2000     11.17     .466          .723         1.189         .509      __           .509
2001     11.85     .445         (.055)         .390         .452     .028          .480
2002     11.76     .421          .679         1.100         .417     .143          .560
-------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


--------------------------------------------------------------------------------

         TOTAL    RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL    NET     RATIO TO AVERAGE      RATIO TO AVERAGE    PORTFOLIO
 ASSET   RETURN** ASSETS  NET ASSETS ++         NET ASSETS          TURNOVER
 VALUE   (%)      AT                            BEFORE EXPENSES     RATE (%)
 AT END           END OF                        WAIVED OR ASSUMED
 OF               PERIOD  Expenses   Net
 PERIOD           (IN     (%)        Investment Expenses  Net
                  THOU-              Income (%) (%)       Investment
                  SANDS)                                  Income (%)

CLASS A

$12.02    5.33   $22,421     .80     4.82        1.15      4.47       49
 11.17   (2.39)   20,507     .80     5.20        1.15      4.85       32
 11.85   11.83    22,674     .80     4.95        1.16      4.59       38
 11.77    4.15    24,626     .80     4.50        1.18      4.12       45
 12.30   10.26    25,687     .80     4.21        1.18      3.83       21

CLASS B

 12.02    4.60     1,426    1.60     4.02        1.95      3.67       49
 11.17   (3.19)    1,177    1.60     4.40        1.95      4.05       32
 11.85   10.95     1,530    1.60     4.15        1.96      3.79       38
 11.76    3.30     2,771    1.55     3.75        1.93      3.37       45
 12.30    9.49     3,855    1.55     3.46        1.93      3.08       21
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             MASSACHUSETTS FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NEW JERSEY FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

PER SHARE DATA

      NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
      VALUE AT    INVESTMENT OPERATIONS                     FROM
      BEGINNING
      OF PERIOD   Net         Net Realized    Total from    Net     Net Realized  Total
                  Investment  and             Investment    Income  Gains         Distributions
                  Income      Unrealized      Operations
                              Gain (Loss)
                              on Investments

CLASS A
1998    $13.30    $.606         $.153            $.759     $.607     $.142        $.749
1999     13.31     .653         (.919)           (.266)     .594       --          .594
2000     12.45     .609          .650            1.259      .629       --          .629
2001     13.08     .588         (.061)            .527      .610      .037         .647
2002     12.96     .543          .694            1.237      .553      .264         .817

CLASS B

1998     13.28     .498          .153             .651      .499      .142         .641
1999     13.29     .537         (.909)           (.372)     .488       --          .488
2000     12.43     .504          .649            1.153      .533       --          .533
2001     13.05     .491         (.060)            .431      .514      .037         .551
2002     12.93     .445          .686            1.131      .457      .264         .721
-------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


--------------------------------------------------------------------------------

         TOTAL    RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL    NET     RATIO TO AVERAGE      RATIO TO AVERAGE    PORTFOLIO
 ASSET   RETURN** ASSETS  NET ASSETS ++         NET ASSETS          TURNOVER
 VALUE   (%)      AT                            BEFORE EXPENSES     RATE (%)
 AT END           END OF                        WAIVED OR ASSUMED
 OF               PERIOD  Expenses   Net
 PERIOD           (IN     (%)        Investment Expenses  Net
                  THOU-              Income (%) (%)       Investment
                  SANDS)                                  Income (%)

CLASS A

$13.31     5.84  $60,585    .97      4.53        1.11       4.39        27
 12.45    (2.05)  52,846    .97      5.02        1.12       4.87        52
 13.08    10.41   54,051    .97      4.80        1.12       4.65        41
 12.96     4.06   60,321    .96      4.47        1.16       4.27        37
 13.38     9.72   65,130    .96      4.06        1.16       3.86        51

CLASS B

 13.29     5.00    2,562   1.77      3.73        1.91       3.59        27
 12.43    (2.85)   3,338   1.77      4.22        1.92       4.07        52
 13.05     9.51    3,799   1.77      4.00        1.92       3.85        41
 12.93     3.32    4,706   1.71      3.72        1.91       3.52        37
 13.34     8.88    6,171   1.71      3.31        1.91       3.11        51
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                   NEW JERSEY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NEW YORK FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

PER SHARE DATA

      NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
      VALUE AT    INVESTMENT OPERATIONS                     FROM
      BEGINNING
      OF PERIOD   Net         Net Realized    Total from    Net     Net Realized  Total
                  Investment  and             Investment    Income  Gains         Distributions
                  Income      Unrealized      Operations
                              Gain (Loss)
                              on Investments

CLASS A
1998    $14.86    $.674          $.137          $.811      $.676     $.145        $.821
1999     14.85     .718         (1.249)         (.531)      .659       --          .659
2000     13.66     .646          1.000          1.646       .696       --          .696
2001     14.61     .622          (.164)          .458       .628       --          .628
2002     14.44     .614           .869          1.483       .610      .413        1.023

CLASS B

1998     14.86     .569           .134           .703       .568      .145         .713
1999     14.85     .618         (1.250)         (.632)      .558       --          .558
2000     13.66     .557           .994          1.551       .601       --          .601
2001     14.61     .511          (.159)          .352       .522       --          .522
2002     14.44     .500           .865          1.365       .502      .413         .915
-------------------------------------------------------------------------------------------------

**   CALCULATED WITHOUT SALES CHARGES.
++   NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


--------------------------------------------------------------------------------

         TOTAL    RATIOS/SUPPLEMENTAL DATA
         RETURN

 NET     TOTAL    NET     RATIO TO AVERAGE      RATIO TO AVERAGE    PORTFOLIO
 ASSET   RETURN** ASSETS  NET ASSETS ++         NET ASSETS          TURNOVER
 VALUE   (%)      AT                            BEFORE EXPENSES     RATE (%)
 AT END           END OF                        WAIVED OR ASSUMED
 OF               PERIOD  Expenses   Net
 PERIOD           (IN     (%)        Investment Expenses  Net
                  THOU-              Income (%) (%)       Investment
                  SANDS)                                  Income (%)

CLASS A



$14.85     5.59  $187,544  1.12      4.54         1.22      4.44       44
 13.66    (3.67)  164,622  1.09      4.99         1.21      4.87       55
 14.61    12.41   167,877  1.06      4.62         1.20      4.48       20
 14.44     3.14   171,962  1.01      4.22         1.16      4.07       48
 14.90    10.45   186,992  0.99      4.11         1.14      3.96       70

CLASS B

 14.85     4.84     5,271  1.82      3.84         1.92      3.74       44
 13.66    (4.34)    4,734  1.79      4.29         1.91      4.17       55
 14.61    11.65     4,509  1.76      3.92         1.90      3.78       20
 14.44     2.40     6,981  1.74      3.49         1.89      3.34       48
 14.89     9.59    10,293  1.74      3.36         1.89      3.21       70
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 NEW YORK FUND
--------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS


SINGLE STATE INSURED TAX FREE

    Connecticut Fund

    Florida Fund

    Massachusetts Fund

    New Jersey Fund

    New York Fund

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of each of the Funds as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: WWW.FIRSTINVESTORS.COM. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NOS.:  811-3843 AND 811-4623)

[LOGO] FIRST INVESTORS

--------------------------------------------------------------------------------
SINGLE STATE INSURED
TAX FREE
--------------------------------------------------------------------------------

            GEORGIA FUND

            MARYLAND FUND

            NORTH CAROLINA FUND

            VIRGINIA FUND





--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

   THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2003

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS
What are the Single State Insured Tax Free Funds?............................. 3
     Objectives............................................................... 3
     Principal Investment Strategies.......................................... 3
     Principal Risks.......................................................... 3
Who should consider buying a Single State Insured Tax Free Fund?.............. 5
How have the Single State Insured Tax Free Funds performed?................... 6
     Georgia...................................................................7
     Maryland..................................................................8
     North Carolina............................................................9
     Virginia.................................................................10
What are the fees and expenses of the Single State Insured Tax Free Funds?... 11

The FUNDS IN DETAIL
What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies and principal risks?............. 14
Who manages the Single State Insured Tax Free Funds?......................... 17

BUYING AND SELLING SHARES
How and when do the Funds price their shares?................................ 18
How do I buy shares?......................................................... 18
Which class of shares is best for me?........................................ 19
How do I sell shares?........................................................ 21
Can I exchange my shares for the shares of other First Investors Funds?...... 21

ACCOUNT POLICIES
What about dividends and capital gain distributions?......................... 22
What about taxes?............................................................ 22
How do I obtain a complete explanation of all account privileges and policies?.................................................................... 23

FINANCIAL HIGHLIGHTS ........................................................ 23
     Georgia................................................................. 24
     Maryland................................................................ 26
     North Carolina.......................................................... 28
     Virginia................................................................ 30

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The Georgia, Maryland, North Carolina and Virginia Funds of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the federal AMT and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Georgia Fund generally invests in Georgia municipal securities, the Maryland Fund generally invests in Maryland municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivatives securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.


Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the federal AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o  Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of couse, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------

                                    GEORGIA

                          [BAR CHART GRAPHIC OMITTED]

15.16%  -4.59%  18.40%  3.94%   10.00%  6.08%   3.04%   13.61%  4.52%   10.84%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the periods shown, the highest quarterly return was 7.19% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.48% (for the quarter ended March 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------

                                                      CLASS A       CLASS B
                                   1 YEAR  5 YEARS  (10 YEARS)  (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                4.43%    5.00%      6.60%          N/A
Return After Taxes on              4.19%    4.95%      6.58%          N/A
Distributions
Return After Taxes on              4.58%    4.91%      6.34%          N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                6.00%    5.10%       N/A          6.91%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%    6.06%      6.70%         7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------

                                    MARYLAND

                          [BAR CHART GRAPHIC OMITTED]

14.62%  -5.59%  17.50%  3.33%   9.59%  6.38%   -2.54%   12.05%  3.95%   10.10%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the periods shown, the highest quarterly return was 7.02% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.79% (for the quarter ended March 31, 1994).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)
--------------------------------------------------------------------------------

                                   1 YEAR   5 YEARS   CLASS A      CLASS B
                                                    (10 YEARS)  (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                3.75%     4.61%     6.08%         N/A
Return After Taxes on              3.70%     4.60%     6.06%         N/A
Distributions
Return After Taxes on              3.89%     4.58%     5.88%         N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                5.25%     4.70%      N/A         6.49%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%     6.06%     6.70%        7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------

                                 NORTH CAROLINA

                          [BAR CHART GRAPHIC OMITTED]

13.98%  -6.45%  18.72%  3.68%   9.56%   6.72%   -2.35%  12.45%  3.94%   10.58%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


During the periods shown, the highest quarterly return was 7.85% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.89% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                        CLASS A     CLASS B
                                  1 YEAR     5 YEARS (10 YEARS) (LIFE OF CLASS*)

--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                4.22%       4.89%       6.20%        N/A
Return After Taxes on              4.22%       4.89%       6.19%        N/A
Distributions
Return After Taxes on              4.15%       4.80%       5.97%        N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                5.78%       4.98%        N/A        6.80%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%       6.06%       6.70%       7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------
                                    VIRGINIA

                          [BAR CHART GRAPHIC OMITTED]

12.94%  -5.97%  17.42%  3.47%   9.03%   5.69%   -2.62%  11.46%  4.04%   10.14%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


--------------------------------------------------------------------------------
During the periods shown, the highest quarterly return was 7.01% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.89% (for the quarter ended March 31, 1994).


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                    CLASS A       CLASS B
                             1 YEAR     5 YEARS   (10 YEARS)    (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes          3.84%       4.37%       5.71%          N/A
Return After Taxes on        3.71%       4.28%       5.61%          N/A
Distributions
Return After Taxes on        4.00%       4.36%       5.51%          N/A
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------

CLASS B SHARES

Return Before Taxes          5.21%       4.44%        N/A          6.24%

INDEX

Lehman Brothers Municipal    9.60%       6.06%       6.70%         7.60%
Bond Index (reflects no
deduction for fees, expenses
or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*              4.00%**
--------------------------------------------------------------------------------
*A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

**4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(EXPENSES  THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                               TOTAL
                         DISTRIBUTION          ANNUAL     FEE WAIVER
                         AND SERVICE            FUND        AND/OR
              MANAGEMENT  (12B-1)     OTHER   OPERATING    EXPENSE         NET
                  FEES     FEES     EXPENSES  EXPENSES    ASSUMPTIONS   EXPENSES
                  (1)                  (2)       (3)      (1),(2),(3)      (3)

GEORGIA FUND
Class A Shares    0.75%   0.25%       0.25%     1.25%       0.65%        0.60%
Class B Shares    0.75%   1.00%       0.25%     2.00%       0.65%        1.35%

--------------------------------------------------------------------------------
MARYLAND FUND
Class A Shares    0.75%   0.25%       0.17%     1.17%       0.32%        0.85%
Class B Shares    0.75%   1.00%       0.17%     1.92%       0.32%        1.60%
--------------------------------------------------------------------------------

NORTH CAROLINA FUND
Class A Shares    0.75%   0.25%       0.23%     1.23%       0.48%        0.75%
Class B Shares    0.75%   1.00%       0.23%     1.98%       0.48%        1.50%

VIRGINIA FUND
Class A Shares    0.75%   0.25%       0.17%     1.17%       0.25%        0.92%
Class B Shares    0.75%   1.00%       0.17%     1.92%       0.25%        1.67%
--------------------------------------------------------------------------------

(1) For the fiscal year ended December 31, 2002, the Adviser waived Management Fees in excess of: 0.25% for Georgia Fund; 0.40% for Maryland Fund; 0.40% for North Carolina Fund; and 0.50% for Virginia Fund. The Adviser has contractually agreed with the Fund's Board of Directors/Trustees ("Board") to waive Management Fees for the fiscal year ending December 31, 2003 in excess of: 0.25% for Georgia Fund; 0.50% for Maryland Fund; 0.40% for North Carolina Fund; and 0.50% for Virginia Fund.

(2) For the fiscal year ended December 31, 2002, the Adviser assumed Other Expenses in excess of: 0.10% for Georgia Fund; 0.10% for Maryland Fund; 0.10% for North Carolina Fund; and 0.10% for Virginia Fund. The Adviser has contractually agreed with the Fund's Board to assume the Other Expenses for the fiscal year ending December 31, 2003 in excess of:
         0.10% for Georgia Fund; 0.10% for Maryland Fund; and 0.10% for North Carolina Fund.

(3) Each Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                               ONE        THREE         FIVE         TEN
                               YEAR       YEARS         YEARS       YEARS
IF YOU REDEEM YOUR SHARES:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares                 $633        $888        $1,163       $1,945
Class B shares                 $537        $865        $1,218       $2080*

--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares                 $657        $895        $1,153       $1,887
Class B shares                 $563        $872        $1,207       $2,022*

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares                 $647        $898        $1,168       $1,938
Class B shares                 $553        $875        $1,223       $2,073*

--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares                 $663        $902        $1,159       $1,893
Class B shares                 $570        $879        $1,214       $2,028*

--------------------------------------------------------------------------------

                               ONE        THREE         FIVE         TEN
                               YEAR       YEARS         YEARS       YEARS
IF YOU DO NOT REDEEM
YOUR SHARES:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares                 $633        $888        $1,163       $1,945
Class B shares                 $137        $565        $1,018       $2,080*

--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares                 $657        $895        $1,153       $1,887
Class B shares                 $163        $572        $1,007       $2,022*

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares                 $647        $898        $1,168       $1,938
Class B shares                 $153        $575        $1,023       $2,073*

--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares                 $663        $902        $1,159       $1,893
Class B shares                 $170        $579        $1,014       $2,028*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------
WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS'
OBJECTIVES, PRINCIPAL INVESTMNT STRATEGIES, AND PRINCIPAL
RISKS?


Objectives:
Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:
Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Georgia Fund generally invests in Georgia securities, the Maryland Fund generally invests in Maryland securities, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by each Fund. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price, but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:
The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields, received by the Funds on some of their investments, will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:
Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:
This is the risk that an issuer of securities will be unable to pay interest or principal when due. As a result of the downturn in the economy, declining tax revenues and other factors, many states and municipalities are now facing financial difficulties that could affect their ability to repay their debts. Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:
The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:
Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?


First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.2 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2002, FIMCO received advisory fees net of waiver (if any), as follows: 0.25% of average daily net assets for Georgia Fund; 0.40% of average daily net assets for Maryland Fund; 0.40% of average daily net assets for North Carolina Fund; and 0.50% of average daily net assets for Virginia Fund.

Clark D. Wagner serves as Portfolio Manager of each of the Funds. Mr. Wagner is FIMCO's Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001. He also serves as Portfolio Manager of certain other First Investors Funds.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.


--------------------------------------------------------------------------------
                                  CLASS A SHARES*

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                  SALES CHARGE AS A           SALES CHARGE AS A
                                PERCENTAGE OF OFFERING        PERCENTAGE OF NET
YOUR INVESTMENT                         PRICE                  AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                       5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                      4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                      3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                      2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                        0*                         0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                  CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.
                                       CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------

*THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. Distributions of long-term capital gains (if any) by a Fund, are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

----------------------------------------------------------------------------------------------------------
GEORGIA FUND
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                    FROM
            BEGINNING
            OF YEAR     Net          Net Realized    Total from   Net         Net Realized   Total
                        Investment   and             Investment   Investment  Gains          Distributions
                        Income       Unrealized      Operations   Income
                                     Gain (Loss)
                                     on Investments
CLASS A

 1998         $13.13     $.645         $.135           $.780       $.640         $--          $.640
 1999          13.27      .633        (1.025)          (.392)       .638          --           .638
 2000          12.24      .632          .988           1.620        .630          --           .630
 2001          13.23      .619         (.027)           .592        .622          --           .622
 2002          13.20      .581          .823           1.404        .579        .165           .744

CLASS B

 1998          13.11      .539          .133            .672        .532          --           .532
 1999          13.25      .540        (1.029)          (.489)       .531          --           .531
 2000          12.23      .524          .999           1.523        .533          --           .533
 2001          13.22      .519         (.033)           .486        .526          --           .526
 2002          13.18      .477          .820           1.297        .472        .165           .637
----------------------------------------------------------------------------------------------------------

**  CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.



-----------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

NET           TOTAL        NET        RATIO TO AVERAGE    RATIO TO AVERAGE     PORTFOLIO
ASSET         RETURN**     ASSETS     NET ASSETS ++       NET ASSETS           TURNOVER
VALUE AT      (%)          AT                             BEFORE EXPENSES      RATE (%)
END OF                     END OF     Expenses Net        WAIVED OR ASSUMED
PERIOD                     PERIOD     (%)      Investment
                           (IN                 Income     Expenses Net
                           THOU-               (%)        (%)      Investment
                           SANDS)                                  Income (%)

CLASS A

$13.27          6.08       $3,162      .40        4.92     1.20       4.12      36
 12.24         (3.04)       5,527      .48        4.99     1.19       4.28      57
 13.23         13.61        6,278      .50        5.03     1.10       4.43      40
 13.20          4.52        7,429      .50        4.64     1.13       4.01      37
 13.86         10.84        8,324      .60        4.20     1.25       3.55      36

CLASS B

 13.25          5.23          250     1.20        4.12     2.00       3.32      36
 12.23         (3.78)         296     1.28        4.19     1.99       3.48      57
 13.22         12.76          566     1.30        4.23     1.90       3.63      40
 13.18          3.70          729     1.25        3.89     1.88       3.26      37
 13.84         10.00        1,531     1.35        3.45     2.00       2.80      36
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                             GEORGIA FUND
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
MARYLAND FUND
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                    FROM
            BEGINNING
            OF PERIOD   Net          Net Realized    Total from  Net         Net Realized   Total
                        Investment   and             Investment  Investment  Gains          Distributions
                        Income       Unrealized      Operations  Income
                                     Gain (Loss)
                                     on Investments

CLASS A

 1998         $13.43     $.651          $.186          $.837      $.647         $--         $.647
 1999          13.62      .658          (.994)         (.336)      .654          --          .654
 2000          12.63      .626           .854          1.480       .630          --          .630
 2001          13.48      .605          (.077)          .528       .608          --          .608
 2002          13.40      .558           .773          1.331       .556         .035         .591

CLASS B

 1998          13.43      .543           .186           .729       .539          --          .539
 1999          13.62      .551          (.995)         (.444)      .546          --          .546
 2000          12.63      .522           .856          1.378       .528          --          .528
 2001          13.48      .504          (.080)          .424       .504          --          .504
 2002          13.40      .454           .769          1.223       .448         .035         .483
----------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE
        TRANSFER AGENT.




-----------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

NET           TOTAL        NET        RATIO TO AVERAGE    RATIO TO AVERAGE     PORTFOLIO
ASSET         RETURN**     ASSETS     NET ASSETS ++       NET ASSETS           TURNOVER
VALUE AT      (%)          AT                             BEFORE EXPENSES      RATE (%)
END OF                     END OF     Expenses Net        WAIVED OR ASSUMED
PERIOD                     PERIOD     (%)      Investment
                           (IN                 Income     Expenses Net
                           THOU-               (%)        (%)      Investment
                           SANDS)                                  Income (%)

-----------------------------------------------------------------------------------------

CLASS A

$13.62          6.38      $11,280      .50      4.84      1.16       4.18       33
 12.63         (2.54)      12,579      .50      5.00      1.15       4.35       44
 13.48         12.05       14,580      .60      4.86      1.14       4.32       35
 13.40          3.95       17,758      .65      4.46      1.17       3.94       33
 14.14         10.10       28,204      .75      4.04      1.17       3.62       35

CLASS B

 13.62          5.54        2,215     1.30      4.04      1.96       3.38       33
 12.63         (3.33)       2,718     1.30      4.20      1.95       3.55       44
 13.48         11.17        3,328     1.40      4.06      1.94       3.52       35
 13.40          3.16        4,474     1.40      3.71      1.92       3.19       33
 14.14          9.25        6,148     1.50      3.29      1.92       2.87       35
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                            MARYLAND FUND
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                    FROM
            BEGINNING
            OF PERIOD   Net          Net Realized    Total from  Net         Net Realized   Total
                        Investment   and             Investment  Investment  Gains          Distributions
                        Income       Unrealized      Operations  Income
                                     Gain (Loss)
                                     on Investments

CLASS A

 1998         $12.66      $.593          $.239          $.832      $.592       $--           $.592
 1999          12.90       .606          (.900)         (.294)      .596        --            .596
 2000          12.01       .595           .859          1.454       .604        --            .604
 2001          12.86       .583          (.082)          .501       .581        --            .581
 2002          12.78       .541           .788          1.329       .539        --            .539

CLASS B

 1998          12.66       .491           .233           .724       .484        --            .484
 1999          12.90       .490          (.891)         (.401)      .489        --            .489
 2000          12.01       .497           .867          1.364       .504        --            .504
 2001          12.87       .486          (.083)          .403       .483        --            .483
 2002          12.79       .442           .791          1.233       .443        --            .443
----------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE
        TRANSFER AGENT.



-----------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

NET           TOTAL        NET        RATIO TO AVERAGE    RATIO TO AVERAGE     PORTFOLIO
ASSET         RETURN**     ASSETS     NET ASSETS ++       NET ASSETS           TURNOVER
VALUE AT      (%)          AT                             BEFORE EXPENSES      RATE (%)
END OF                     END OF     Expenses Net        WAIVED OR ASSUMED
PERIOD                     PERIOD     (%)      Investment
                           (IN                 Income     Expenses Net
                           THOU-               (%)        (%)      Investment
                           SANDS)                                  Income (%)

-----------------------------------------------------------------------------------------

CLASS A

  $12.90        6.72       $8,297      .40      4.68      1.13       3.95       54
   12.01       (2.35)       8,978      .48      4.84      1.24       4.08       47
   12.86       12.45       10,723      .50      4.86      1.13       4.23       42
   12.78        3.94       13,316      .65      4.50      1.20       3.95       51
   13.57       10.58       18,479      .75      4.10      1.23       3.62       13

CLASS B

   12.90        5.83          246     1.20      3.88      1.93       3.15       54
   12.01       (3.18)         596     1.28      4.04      2.04       3.28       47
   12.87       11.63        1,566     1.30      4.06      1.93       3.43       42
   12.79        3.15        1,839     1.40      3.75      1.95       3.20       51
   13.58        9.78        3,750     1.50      3.35      1.98       2.87       13
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                      NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                              LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                    FROM
            BEGINNING
            OF PERIOD   Net          Net Realized    Total from  Net         Net Realized   Total
                        Investment   and             Investment  Investment  Gains          Distributions
                        Income       Unrealized      Operations  Income
                                     Gain (Loss)
                                     on Investments

CLASS A

 1998         $13.22      $.612          $.123         $.735      $.603         $.092         $.695
 1999          13.26       .629          (.967)        (.338)      .612            --          .612
 2000          12.31       .628           .745         1.373       .636          .047          .683
 2001          13.00       .579          (.059)         .520       .598          .062          .660
 2002          12.86       .543           .738         1.281       .536          .075          .611

CLASS B

 1998          13.21       .505           .112          .617       .495          .092          .587
 1999          13.24       .537          (.982)        (.445)      .505            --          .505
 2000          12.29       .538           .739         1.277       .540          .047          .587
 2001          12.98       .472          (.048)         .424       .502          .062          .564
 2002          12.84       .439           .726         1.165       .440          .075          .515
----------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE
        TRANSFER AGENT.



-----------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

NET           TOTAL        NET        RATIO TO AVERAGE    RATIO TO AVERAGE     PORTFOLIO
ASSET         RETURN**     ASSETS     NET ASSETS ++       NET ASSETS           TURNOVER
VALUE AT      (%)          AT                             BEFORE EXPENSES      RATE (%)
END OF                     END OF     Expenses Net        WAIVED OR ASSUMED
PERIOD                     PERIOD     (%)      Investment
                           (IN                 Income     Expenses Net
                           THOU-               (%)        (%)      Investment
                           SANDS)                                  Income (%)

-----------------------------------------------------------------------------------------

CLASS A

 $13.26         5.69       $23,423     .80      4.62      1.14       4.28       26
  12.31        (2.62)       21,008     .80      4.90      1.17       4.53       36
  13.00        11.46        23,606     .80      5.01      1.15       4.66       34
  12.86         4.04        32,580     .80      4.44      1.17       4.07       36
  13.53        10.14        40,430     .85      4.10      1.17       3.78       43

CLASS B

  13.24         4.76         1,484    1.60      3.82      1.94       3.48       26
  12.29        (3.44)        1,059    1.60      4.10      1.97       3.73       36
  12.98        10.64           899    1.60      4.21      1.95       3.86       34
  12.84         3.29         1,465    1.55      3.69      1.92       3.32       36
  13.49         9.21         2,364    1.60      3.35      1.92       3.03       43
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                                            VIRGINIA FUND
-----------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS


SINGLE STATE INSURED TAX FREE

     Georgia Fund

     Maryland Fund

     North Carolina Fund

     Virginia Fund

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include the holdings of each of the Funds as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.


To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund
documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-4623)

[LOGO] FIRST INVESTORS


    Single State Insured
    Tax Free

            MICHIGAN FUND

            MINNESOTA FUND

            MISSOURI FUND

            OHIO FUND

            PENNSYLVANIA FUND

--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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   THE DATE OF THIS

--------------------------------------------------------------------------------
         P R O S P E C T U S

--------------------------------------------------------------------------------
                                                               Is May 1, 2003

--------------------------------------------------------------------------------
CONTENTS

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OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Free Funds?..............................3
     Objectives................................................................3
     Principal Investment Strategies...........................................3
     Principal Risks...........................................................3
Who should consider buying a Single State Insured Tax Free Fund?.............. 5
How have the Single State Insured Tax Free Funds performed?................... 6
     Michigan..................................................................7
     Minnesota.................................................................8
     Missouri..................................................................9
     Ohio.....................................................................10
     Pennsylvania.............................................................11
What are the fees and expenses of the Single State Insured Tax Free Funds?... 12

The FUNDS IN DETAIL

What are the Single State Insured Tax Free Funds'
objectives, principal investment strategies and principal risks?............. 15
Who manages the Single State Insured Tax Free Funds?......................... 18

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 19
Which class of shares is best for me?........................................ 20
How do I sell shares?........................................................ 22
Can I exchange my shares for the shares of other First Investors Funds?...... 22

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 23
What about taxes?............................................................ 23
How do I obtain a complete explanation of all account
 privileges and policies?.................................................... 24

FINANCIAL HIGHLIGHTS .........................................................25
     Michigan ............................................................... 26
     Minnesota............................................................... 28
     Missouri................................................................ 30
     Ohio.................................................................... 32
     Pennsylvania............................................................ 34

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS?

OVERVIEW

Objectives:

The Michigan, Minnesota, Missouri, Ohio and Pennsylvania Funds of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the federal AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Michigan Fund generally invests in Michigan municipal securities, the Minnesota Fund generally invests in Minnesota municipal securities, and so on. Each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota obligations. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivatives securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the federal AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------
                                    MICHIGAN

                          [BAR CHART GRAPHIC OMITTED]


14.49%  -6.36%  17.47%   3.37%   9.37%   5.60%  -2.63%  10.96%   3.89%   9.93%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


During the periods shown, the highest quarterly return was 7.48% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.94% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                 1 YEAR     5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                3.61%       4.19%       5.74%          N/A
Return After Taxes on              3.19%       4.03%       5.63%          N/A
Distributions
Return After Taxes on              4.22%       4.21%       5.57%          N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                5.05%       4.27%        N/A          6.16%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%       6.06%       6.70%         7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------

                                   MINNESOTA

                          [BAR CHART GRAPHIC OMITTED]


11.30%  -5.93%  15.68%   3.47%   8.57%   6.23%  -1.65%  11.08%   4.47%   9.57%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


During the periods shown, the highest quarterly return was 6.88% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.56% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                 1 YEAR     5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes               3.30%      4.60%      5.47%         N/A
Return After Taxes on             3.30%      4.60%      5.44%         N/A
Distributions
Return After Taxes on             3.70%      4.63%      5.38%         N/A
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes               4.71%      4.69%       N/A         6.17%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond    9.60%      6.06%      6.70%        7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------

                                    MISSOURI

                          [BAR CHART GRAPHIC OMITTED]


14.21%  -6.20%  18.55%   3.84%   9.44%   6.59%  -2.02%  12.21%   4.17%  11.16%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


During the periods shown, the highest quarterly return was 7.76% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.36% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                 1 YEAR     5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                4.78%       5.04%       6.32%          N/A
Return After Taxes on              4.78%       5.04%       6.32%          N/A
Distributions
Return After Taxes on              4.57%       4.96%       6.11%          N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                6.36%       5.15%        N/A          6.87%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%       6.06%       6.70%         7.60%
Index(reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------
                                      OHIO

                          [BAR CHART GRAPHIC OMITTED]


13.12%  -5.91%  17.34%   4.23%   8.64%   5.26%  -1.77%  11.32%   4.05%  10.79%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002



During the periods shown, the highest quarterly return was 7.29% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.77% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                 1 YEAR     5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                4.41%       4.57%       5.87%          N/A
Return After Taxes on              4.07%       4.35%       5.71%          N/A
Distributions
Return After Taxes on              4.56%       4.48%       5.65%          N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                5.95%       4.68%        N/A          6.40%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%       6.06%       6.70%         7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

--------------------------------------------------------------------------------
                                  PENNSYLVANIA

                          [BAR CHART GRAPHIC OMITTED]


14.28%  -6.31%  18.29%   3.39%   9.14%   5.23%  -2.24%  11.29%   4.47%  10.72%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


During the periods shown, the highest quarterly return was 7.78% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.90% (for the quarter ended March 31, 1994).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                       CLASS A      CLASS B
                                 1 YEAR     5 YEARS  (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                4.32%       4.54%       5.96%          N/A
Return After Taxes on              4.13%       4.39%       5.80%          N/A
Distributions
Return After Taxes on              4.39%       4.48%       5.70%          N/A
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                5.95%       4.63%        N/A          6.47%
--------------------------------------------------------------------------------
INDEX

Lehman Brothers Municipal Bond     9.60%       6.06%       6.70%         7.60%
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------
*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/94 TO 12/31/02.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees

--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares


Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*               4.00%**

--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
                                                           Total
                                Distribution              Annual      Fee Waiver
                                and Service                Fund         and/or
                   Management     (12b-1)      Other     Operating      Expense      Net
                      Fees         Fees      Expenses    Expenses    Assumptions   Expenses
                       (1)                      (2)         (3)     (1), (2), (3)    (3)
--------------------------------------------------------------------------------------------
MICHIGAN FUND

Class A Shares        0.75%        0.25%        0.17%      1.17%        0.25%       0.92%
Class B Shares        0.75%        1.00%        0.17%      1.92%        0.25%       1.67%

--------------------------------------------------------------------------------------------
MINNESOTA FUND

Class A Shares        0.75%        0.25%        0.26%      1.26%        0.66%       0.60%
Class B Shares        0.75%        1.00%        0.26%      2.01%        0.66%       1.35%

--------------------------------------------------------------------------------------------
MISSOURI FUND

Class A Shares        0.75%        0.25%        0.31%      1.31%        0.71%       0.60%
Class B Shares        0.75%        1.00%        0.31%      2.06%        0.71%       1.35%

--------------------------------------------------------------------------------------------
OHIO FUND

Class A Shares        0.75%        0.25%        0.19%      1.19%        0.44%       0.75%
Class B Shares        0.75%        1.00%        0.19%      1.94%        0.44%       1.50%

--------------------------------------------------------------------------------------------
PENNSYLVANIA FUND

Class A Shares        0.75%        0.25%        0.16%      1.16%        0.25%       0.91%
Class B Shares        0.75%        1.00%        0.16%      1.91%        0.25%       1.66%

--------------------------------------------------------------------------------------------


     (1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF: 0.50% FOR MICHIGAN FUND; 0.25% FOR MINNESOTA FUND; 0.25% FOR MISSOURI FUND; 0.40% FOR OHIO FUND; AND 0.50% FOR PENNSYLVANIA FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003 IN EXCESS OF: 0.50% FOR MICHIGAN FUND; 0.25% FOR MINNESOTA FUND; 0.25% FOR MISSOURI FUND; 0.40% FOR OHIO FUND; AND 0.50% FOR PENNSYLVANIA FUND.

(2) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE ADVISER ASSUMED OTHER EXPENSES IN EXCESS OF: 0.10% FOR MINNESOTA FUND; 0.10% FOR MISSOURI FUND; AND 0.10% FOR OHIO FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003 IN EXCESS OF: 0.10% FOR MINNESOTA FUND; 0.10% FOR MISSOURI FUND; AND 0.10% FOR OHIO FUND.

(3) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                          ONE        THREE         FIVE         TEN
                          YEAR       YEARS         YEARS       YEARS
IF YOU REDEEM
YOUR SHARES:
--------------------------------------------------------------------------------
MICHIGAN FUND

Class A shares           $663        $902        $1,159       $1,893
Class B shares           $570        $879        $1,214       $2,028*
--------------------------------------------------------------------------------
MINNESOTA FUND

Class A shares           $633        $890        $1,167       $1,955
Class B shares           $537        $867        $1,222       $2,090*
--------------------------------------------------------------------------------
MISSOURI FUND

Class A shares           $633        $900        $1,188       $2,005
Class B shares           $537        $877        $1,243       $2,140*
--------------------------------------------------------------------------------
OHIO FUND

Class A shares           $647        $890        $1,152       $1,898
Class B shares           $553        $867        $1,206       $2,033*
--------------------------------------------------------------------------------
PENNSYLVANIA FUND

Class A shares           $663        $899        $1,154       $1,882
Class B shares           $569        $876        $1,208       $2,017*

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          ONE        THREE         FIVE         TEN
                          YEAR       YEARS         YEARS       YEARS
IF YOU DO NOT REDEEM
YOUR SHARES:
--------------------------------------------------------------------------------
MICHIGAN FUND

Class A shares           $663        $902        $1,159       $1,893
Class B shares           $170        $579        $1,014       $2,028*
--------------------------------------------------------------------------------
MINNESOTA FUND

Class A shares           $633        $890        $1,167       $1,955
Class B shares           $137        $567        $1,022       $2,090*
--------------------------------------------------------------------------------
MISSOURI FUND

Class A shares           $633        $900        $1,188       $2,005
Class B shares           $137        $577        $1,043       $2,140*
--------------------------------------------------------------------------------
OHIO FUND

Class A shares           $647        $890        $1,152       $1,898
Class B shares           $153        $567        $1,006       $2,033*
--------------------------------------------------------------------------------
PENNSYLVANIA FUND

Class A shares           $663        $899        $1,154       $1,882
Class B shares           $169        $576        $1,008       $2,017*

--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
------------------- ------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Michigan Fund generally invests in Michigan securities, the Minnesota Fund generally invests in Minnesota securities, and so on. However, each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. In any event, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price, but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond, but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their value from other instruments, securities, or indices. Under normal circumstances, each Fund will not invest more than 10% of its net assets in derivative securities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields, received by the Funds on some of their investments, will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. As a result of the downturn in the economy, declining tax revenues and other factors, many states and municipalities are now facing financial difficulties that could affect their ability to repay their debts. Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rates swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.2 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2002, FIMCO received advisory fees, net of waiver (if any), as follows: 0.50% of average daily net assets for Michigan Fund; 0.25% of average daily net assets for Minnesota Fund; 0.25% of average daily net assets for Missouri Fund; 0.40% of average daily net assets for Ohio Fund; and 0.50% of average daily net assets for Pennsylvania Fund.

Clark D. Wagner serves as Portfolio Manager of each of the Funds. Mr. Wagner is FIMCO's Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001. He also serves as Portfolio Manager of certain other First Investors Funds.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                 CLASS A SHARES*

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                  SALES CHARGE AS A           SALES CHARGE AS A
                                PERCENTAGE OF OFFERING        PERCENTAGE OF NET
YOUR INVESTMENT                         PRICE                  AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                       5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                      4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                      3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                      2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                        0*                         0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                       CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------

*THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.


Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota sources are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota sources. Distributions of long-term capital gains (if any) by a Fund, are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
MICHIGAN FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF YEAR     Net         Net Realized   Total from     Net         Net Realized  Total
                      Investment  and            Investment     Investment  Gains         Distributions
                      Income      Unrealized     Operations     Income
                                  Gain (Loss)
                                  on Investments

CLASS A
 1998      $13.06     $.591        $.124            $.715         $.589       $.096       $.685
 1999       13.09      .603        (.938)           (.335)         .595         __         .595
 2000       12.16      .612         .683            1.295          .606        .119        .725
 2001       12.73      .581        (.090)            .491          .595        .006        .601
 2002       12.62      .563         .668            1.231          .551        .270        .821

CLASS B

 1998       13.05      .484         .123             .607          .481        .096        .577
 1999       13.08      .502        (.930)           (.428)         .492         __         .492
 2000       12.16      .509         .681            1.190          .511        .119        .630
 2001       12.72      .487        (.092)            .395          .499        .006        .505
 2002       12.61      .464         .661            1.125          .455        .270        .725
---------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

              TOTAL      RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL      NET        RATIO TO AVERAGE     RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN**   ASSETS     NET ASSETS ++        NET ASSETS           TURNOVER
 VALUE AT     (%)        AT                              BEFORE EXPENSES      RATE (%)
 END OF                  END OF     Expenses Net         WAIVED OR ASSUMED
 PERIOD                  PERIOD     (%)      Investment
                         (IN                 Income (%)  Expenses  Net
                         THOU-                           (%)       Investment
                         SANDS)                                    Income (%)

CLASS A
 $13.09         5.60    $39,061      .89      4.51        1.13       4.27        20
  12.16        (2.63)    36,506      .87      4.74        1.12       4.49        21
  12.73        10.96     36,367      .87      4.94        1.12       4.69        23
  12.62         3.89     38,797      .86      2.49        1.16       2.19        22
  13.03         9.93     41,992      .92      4.33        1.17       4.08        27

CLASS B

  13.08         4.73      1,032     1.69      3.71        1.93       3.47        20
  12.16        (3.34)       895     1.67      3.94        1.92       3.69        21
  12.72        10.03      1,088     1.67      4.14        1.92       3.89        23
  12.61         3.12      1,448     1.61      1.74        1.91       1.44        22
  13.01         9.05      1,758     1.67      3.58        1.92       3.33        27
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                                          MICHIGAN FUND
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINNESOTA FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF YEAR     Net         Net Realized   Total from     Net         Net Realized  Total
                      Investment  and            Investment     Investment  Gains         Distributions
                      Income      Unrealized     Operations     Income
                                  Gain (Loss)
                                  on Investments

CLASS A
 1998      $11.63     $.592       $.116             $.708         $.588       $--         $.588
 1999       11.75      .597       (.785)            (.188)         .582        --          .582
 2000       10.98      .581        .600             1.181          .591        --          .591
 2001       11.57      .555       (.045)             .510          .560        --          .560
 2002       11.52      .520        .561             1.081          .521        --          .521

CLASS B

 1998       11.63      .498        .114              .612          .492       --           .492
 1999       11.75      .499       (.781)            (.282)         .488       --           .488
 2000       10.98      .492        .604             1.096          .506       --           .506
 2001       11.57      .471       (.045)             .426          .476       --           .476
 2002       11.52      .433        .554              .987          .427       --           .427
---------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

              TOTAL      RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL      NET        RATIO TO AVERAGE     RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN**   ASSETS     NET ASSETS ++        NET ASSETS           TURNOVER
 VALUE AT     (%)        AT                              BEFORE EXPENSES      RATE (%)
 END OF                  END OF     Expenses Net         WAIVED OR ASSUMED
 PERIOD                  PERIOD     (%)      Investment
                         (IN                 Income (%)  Expenses  Net
                         THOU-                           (%)       Investment
                         SANDS)                                    Income (%)

CLASS A
  $11.75        6.23    $8,346        .50     5.08        1.23       4.35        22
   10.98       (1.65)    8,363        .50     5.26        1.25       4.51        23
   11.57       11.08     8,606        .50     5.21        1.15       4.56        32
   11.52        4.47    10,321        .50     4.77        1.15       4.12        27
   12.08        9.57    12,259        .60     4.40        1.26       3.74        28
 CLASS B

   11.75        5.37        47       1.30     4.28        2.03       3.55        22
   10.98       (2.46)       83       1.30     4.46        2.05       3.71        23
   11.57       10.24        96       1.30     4.41        1.95       3.76        32
   11.52        3.72       234       1.25     4.02        1.90       3.37        27
   12.08        8.71       821       1.35     3.65        2.01       2.99        28
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                                         MINNESOTA FUND
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MISSOURI FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF YEAR     Net         Net Realized   Total from     Net         Net Realized  Total
                      Investment  and            Investment     Investment  Gains         Distributions
                      Income      Unrealized     Operations     Income
                                  Gain (Loss)
                                  on Investments

CLASS A
 1998      $12.78     $.634        $.188            $.822         $.632       $--         $.632
 1999       12.97      .650        (.904)           (.254)         .626        --          .626
 2000       12.09      .618         .814            1.432          .642        --          .642
 2001       12.88      .604        (.073)            .531          .601        --          .601
 2002       12.81      .559         .844            1.403          .563        --          .563

CLASS B

 1998       12.78      .528         .187             .715          .525        --          .525
 1999       12.97      .553        (.905)           (.352)         .518        --          .518
 2000       12.10      .520         .812            1.332          .552        --          .552
 2001       12.88      .503        (.068)            .435          .505        --          .505
 2002       12.81      .460         .847            1.307          .467        --          .467
----------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

              TOTAL      RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL      NET        RATIO TO AVERAGE     RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN**   ASSETS     NET ASSETS ++        NET ASSETS           TURNOVER
 VALUE AT     (%)        AT                              BEFORE EXPENSES      RATE (%)
 END OF                  END OF     Expenses Net         WAIVED OR ASSUMED
 PERIOD                  PERIOD     (%)      Investment
                         (IN                 Income (%)  Expenses  Net
                         THOU-                           (%)       Investment
                         SANDS)                                    Income (%)

CLASS A
 $12.97         6.59    $2,087        .40     4.97        1.30       4.07        17
  12.09        (2.02)    2,471        .47     5.20        1.50       4.17        66
  12.88        12.21     3,344        .50     5.04        1.39       4.15        35
  12.81         4.17     4,585        .50     4.65        1.16       3.99        29
  13.65        11.16     6,656        .60     4.22        1.31       3.51        45

CLASS B

  12.97         5.71       172       1.20     4.17        2.10       3.27        17
  12.10        (2.78)      210       1.27     4.40        2.30       3.37        66
  12.88        11.30       251       1.30     4.24        2.19       3.35        35
  12.81         3.40       719       1.25     3.90        1.91       3.24        29
  13.65        10.36     2,096       1.35     3.47        2.06       2.76        45
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                                        MISSOURI FUND
-----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------
OHIO FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF YEAR     Net         Net Realized   Total from     Net         Net Realized  Total
                      Investment  and            Investment     Investment  Gains         Distributions
                      Income      Unrealized     Operations     Income
                                  Gain (Loss)
                                  on Investments

CLASS A
 1998      $12.71     $.614        $.040            $.654         $.597      $.067        $.664
 1999       12.70      .636        (.853)           (.217)         .603        __          .603
 2000       11.88      .594         .710            1.304          .636       .088         .724
 2001       12.46      .567        (.067)            .500          .575       .105         .680
 2002       12.28      .534         .768            1.302          .531       .191         .722

CLASS B

 1998       12.70      .495         .061             .556          .489       .067         .556
 1999       12.70      .529        (.850)           (.321)         .499        __          .499
 2000       11.88      .495         .723            1.218          .540       .088         .628
 2001       12.47      .477        (.073)            .404          .479       .105         .584
 2002       12.29      .441         .765            1.206          .435       .191         .626
---------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


-----------------------------------------------------------------------------------------

              TOTAL      RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL      NET        RATIO TO AVERAGE     RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN**   ASSETS     NET ASSETS ++        NET ASSETS           TURNOVER
 VALUE AT     (%)        AT                              BEFORE EXPENSES      RATE (%)
 END OF                  END OF     Expenses Net         WAIVED OR ASSUMED
 PERIOD                  PERIOD     (%)      Investment
                         (IN                 Income (%)  Expenses  Net
                         THOU-                           (%)       Investment
                         SANDS)                                    Income (%)

CLASS A
 $12.70         5.26    $19,767       .80     4.83        1.19       4.44        34
  11.88        (1.77)    18,574       .80     5.15        1.17       4.78        48
  12.46        11.32     19,327       .80     4.92        1.15       4.57        35
  12.28         4.05     19,996       .80     4.51        1.18       4.13        40
  12.86        10.79     22,751       .75     4.20        1.19       3.76        40

CLASS B

  12.70         4.46        403      1.60     4.03        1.99       3.64        34
  11.88        (2.59)       640      1.60     4.35        1.97       3.98        48
  12.47        10.53        972      1.60     4.12        1.95       3.77        35
  12.29         3.26      1,444      1.55     3.76        1.93       3.38        40
  12.87         9.95      2,595      1.50     3.45        1.94       3.01        40
-----------------------------------------------------------------------------------------


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                                                                              OHIO FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
PENNSYLVANIA FUND
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---------------------------------------------------------------------------------------------------------
PER SHARE DATA

          NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
          VALUE AT    INVESTMENT OPERATIONS                     FROM
          BEGINNING
          OF YEAR     Net         Net Realized   Total from     Net         Net Realized  Total
                      Investment  and            Investment     Investment  Gains         Distributions
                      Income      Unrealized     Operations     Income
                                  Gain (Loss)
                                  on Investments

CLASS A
 1998      $13.28     $.642        $.038            $.680         $.605      $.095        $.700
 1999       13.26      .606        (.893)           (.287)         .613        __           .613
 2000       12.36      .615         .740            1.355          .631       .114          .745
 2001       12.97      .577        (.002)            .575          .591       .074          .665
 2002       12.88      .547         .810            1.357          .541       .126          .667

CLASS B

 1998       13.27      .533         .039             .572          .497       .095          .592
 1999       13.25      .498        (.890)           (.392)         .508        __           .508
 2000       12.35      .529         .728            1.257          .533       .114          .647
 2001       12.96      .473        (.004)            .469          .495       .074          .569
 2002       12.86      .447         .814            1.261          .445       .126          .571
---------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

              TOTAL      RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL      NET        RATIO TO AVERAGE     RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN**   ASSETS     NET ASSETS ++        NET ASSETS           TURNOVER
 VALUE AT     (%)        AT                              BEFORE EXPENSES      RATE (%)
 END OF                  END OF     Expenses Net         WAIVED OR ASSUMED
 PERIOD                  PERIOD     (%)      Investment
                         (IN                 Income (%)  Expenses  Net
                         THOU-                           (%)       Investment
                         SANDS)                                    Income (%)

CLASS A
 $13.26         5.23    $40,774       .86     4.81        1.10       4.57        26
  12.36        (2.24)    36,737       .86     4.69        1.11       4.44        36
  12.97        11.29     37,012       .87     4.88        1.12       4.63        40
  12.88         4.47     39,649       .86     4.39        1.16       4.09        35
  13.57        10.72     45,111       .91     4.10        1.16       3.85        23

CLASS B

  13.25         4.39      2,048      1.66     4.01        1.90       3.77        26
  12.35        (3.03)     1,936      1.66     3.89        1.91       3.64        36
  12.96        10.44      1,235      1.67     4.08        1.92       3.83        40
  12.86         3.64      2,562      1.61     3.64        1.91       3.34        35
  13.55         9.95      3,249      1.66     3.35        1.91       3.10        23
-----------------------------------------------------------------------------------------


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                                                                      PENNSYLVANIA FUND

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[LOGO] FIRST INVESTORS


SINGLE STATE INSURED TAX FREE

     Michigan Fund

     Minnesota Fund

     Missouri Fund

     Ohio Fund

     Pennsylvania Fund

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of each of the Funds as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares. To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: 811-4623)